Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating Activities
Net (loss)	$ (3,922)	$ (2,907)
Adjustments to reconcile net (loss) income to net cash: (used in) provided by operating activities
Depreciation	273	180
Allowance for credit losses		191
Non-cash lease expense	39	26
Deferred income tax expenses (benefit)	29
Loss on financing transaction	876
Loss (gain) in fair value of warrants liabilities	(29)
Loss (gain) in fair value of convertible notes	475	(287)
Gain on sale of equipment		(17)
Share-based compensation		87
Non-cash PIK interest		21
Increase (decrease) in cash resulting from changes in:
Trade accounts receivable	1,763	554
Inventories	464	(89)
Deferred transaction costs	(483)	(1,633)
Other current assets	107	1,254
Trade accounts payable	1,583	1,765
Other current liabilities	(18)	(59)
Income taxes payable	1,565	9
Income taxes receivable	3	(39)
Contract liabilities	(1,028)	(66)
Right of use liabilities	(36)	(24)
Accrued expenses	(1,286)	475
Contract liabilities, noncurrent	117	141
Net cash (used in) provided by operating activities	492	(418)
Investing Activities
Capital expenditures	(571)	(537)
Proceeds from sale of equipment		30
Net cash used in investing activities	(571)	(507)
Financing Activities
Repayments of related party promissory note	(200)
Repayments on stockholder promissory note		(100)
Proceeds from convertible notes		150
Net cash (used in) provided by financing activities	(585)	350
Net decrease in cash and cash equivalents	(664)	(575)
Cash and cash equivalents, beginning of period	1,155	654
Cash and cash equivalents, end of the period	491	79
Supplemental cash flow information
Interest paid	4
Income taxes paid		27
Non-cash investing and financing transactions
Conversion of convertible notes and accrued interest into common stock	4,475
Proceeds from financing transaction shares	876
Legacy SMAP
Non-cash investing and financing transactions
Conversion of related party promissory note into convertible notes	200
First Insurance Funding
Financing Activities
Repayments of line of credit	$ (385)
B1 Bank
Financing Activities
Borrowings under line of credit		$ 300